Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (6,478)	$ (11,231)	$ (18,657)	$ (61,606)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,094	1,571	5,540	7,128
Loss (gain) on disposal of property and equipment	0	(1,198)	(1,059)	16
Realized gain on sale of cryptocurrencies	(62)	(119)	(351)	(3,998)
Gain on fair value of bitcoin, net	(109)
Gain on extinguishment of leases	0	(375)	(375)	0
Change in fair value of warrant liability and embedded derivative liability	(3,367)	1,790	(59,662)	(22,948)
Impairment of cryptocurrencies	0	48	285	6,026
Non-cash interest expense	6,955	6,594	33,144	10,691
Unit-based compensation	9	29	97	132
Cryptocurrency mined, net	(3,468)	(1,874)	(9,969)	(13,900)
Loss on extinguishment of debt			25,081	51,079
Gain on termination of warrant			0	(139)
Impairment of property and mining equipment			0	95
Changes in operating assets and liabilities:
Other receivables	38	(358)	255	81
Prepaid expenses and other current assets	(1,154)	(66)	(123)	1,465
Long term deposits	(212)	(459)	(460)	530
Operating lease right-of-use asset	63	58	182	209
Accounts payable	(1,473)	(387)	(2,271)	4,888
Accrued expenses and other current liabilities	227	228	3,113	1,214
Deferred tax liability	(1,162)	175	4,075	(426)
Operating lease liability	(57)	(52)	(165)	(19)
Finance lease liability	(3)	(8)	0	(13)
Net cash used in operating activities	(9,159)	(5,634)	(21,320)	(19,495)
Cash flows from investing activities:
Proceeds from the sale of cryptocurrencies	3,009	1,953	9,943	26,871
Purchases of property and equipment	(364)	(23)	(248)	(14,112)
Proceeds from disposal of property and equipment	0	1,577	2,132	589
Deposits on purchases of property and equipment			0	(7,374)
Net cash provided by investing activities	2,645	3,507	11,827	5,974
Cash flows from financing activities:
Repayment of US dollar notes payable	(150)	0	(450)	0
Proceeds from issuance of US dollar notes payable and shareholder loans	0	3,375	15,315	13,881
Issuance of equity shares	4,567	0
Issuance costs related to merger			(3,167)
Net cash provided by financing activities	4,417	3,375	11,698	13,881
Net increase in cash	(2,097)	1,248	2,205	360
Cash at beginning of period	3,174	969	969	609
Cash at end of period	1,077	2,217	3,174	969
Reconciliation of cash and restricted cash to the Consolidated Balance Sheet
Cash	754	1,894	2,851	646
Restricted Cash	323	323	323	323
Total cash and restricted cash	1,077	2,217	3,174	969
Supplemental cash flow disclosures:
Cash paid for interest			857	3,287
Fair value of payment made in cryptocurrency for revenue share consideration			0	461
Supplemental non-cash disclosures:
Property and equipment purchases with equity shares	930	0
Amounts to be paid per the development and operation agreement	35	35	35	35
Right-of-use asset and lease liability associated with operating lease	0	72	55	1,375
Equity issuance costs not paid in accounts and notes payable			15,283	0
Right-of-use asset and lease liability associated with financing lease	$ 0	$ 0	0	47
Issuance of warrants			15,315	56,994
Fair value of warrant liability issued in connection with notes payable amendment			25,080	49,421
Non-Cash Deposits used in Purchase of Miner Chips			$ 0	$ 5,715